Exploration and Evaluation Assets (Tables)	12 Months Ended
Apr. 30, 2018
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Summary of Exploration and Evaluation assets

	AJC Properties	Creston Properties	Santa Fe Property	Total
Acquisition costs:
Balance, April 30, 2016	$1,083	$2,001	$—	$3,084
Effect of foreign exchange	131	—	—	131

Balance, April 30, 2017	1,214	2,001	—	3,215
Property disposition	(970)	—	—	(970)
Recovery on disposal of E&E Asset	(128)	—	—	(128)
Effect of foreign exchange	(80)	—	—	(80)

Balance, April 30, 2018	36	2,001	—	2,037

Exploration costs:
Balance, April 30, 2016	121	659	—	780
Assays	82	—	—	82
Exploration cost	96	—	—	96
Drilling	1,288	—	—	1,288
Geological	178	139	—	317
Legal fees	—	41	—	41
Maintenance	56	189	—	245
Effect of foreign exchange	(109)	—	—	(109)

Balance, April 30, 2017	1,712	1,028	—	2,740

Exploration cost	23	—	—	23
Drilling	18	—	—	18
Geological	31	13	45	89
Legal fees	—	15	—	15
Maintenance	62	274	—	336
Property disposition	(37)	—	(45)	(82)
Effect of foreign exchange	—	1	—	1

Balance, April 30, 2018	$1,809	$1,331	$—	$3,140

Total Exploration and Evaluation Assets

Balance, April 30, 2017	$2,926	$3,029	$—	$5,955

Balance, April 30, 2018	$1,845	$3,332	$—	$5,177